Summary of Information About Reported Segments (Details) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Adjusted EBIDTA	$ (4,430,206)	$ (2,771,758)	$ (14,177,783)	$ (9,546,325)	$ (13,467,744)	$ (9,795,551)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA	$ (4,135,779)	$ (2,770,858)	$ (13,336,119)	$ (9,542,600)
Operating Segments [Member] | Open Reel [Member]
Segment Reporting Information [Line Items]
Acquisition date			Dec. 18, 2024			Dec. 18, 2024
Adjusted EBIDTA			$ 0			$ 0
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Acquisition date			Jan. 31, 2025
Adjusted EBIDTA			$ 0